Cash dividends	12 Months Ended
Dec. 31, 2011
Cash dividends
13.	Cash dividends

All dividends of the Company are made on a discretionary basis as determined by the Board of the Company. For the year ended December 31, 2011, the Company declared cash dividends to shareholders totaling $32,426 (2010 - $22,765) or $0.24 per common share (2010 - $0.24 per common share).

On November 14, 2011, the Board declared a dividend on the Company’s shares of $0.07 per share payable on January 16, 2012 to the shareholders of record on December 30, 2011 for the period from October 1, 2011 to December 31, 2011.